Other Receivables - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Advance to suppliers	$ 738
Government agencies	60	29
Prepaid expenses	87	70
Other	104	137
Other Receivables	$ 989	$ 236